UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management, LLC

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        8/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             102

Form 13F Information Table Value Total:  $287,038,538.65
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- ---------- ----------------- ---------- -------- ------------------
                                                                            SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------------- -------------- --------- ---------- -------- --- ---- ---------- -------- ------ ------ ----
United Technologies                     Com            913017109   177204.3        0          SOLE                  2730      0    0
Sysco                                   Com            871829107   184276.5        0          SOLE                  6450      0    0
San Juan Basin Royalty Trust            Com            798241105   211390.6        0          SOLE                  8660      0    0
Research in Motion                      Com            760975102     211818        0          SOLE                  4300      0    0
Pfizer                                  Com            717081103   212973.1        0          SOLE                 14935      0    0
Pembina Pipeline                        Com            706329109  218326.83        0          SOLE                 12990      0    0
BB&T                                    Com            054937107   230212.5        0          SOLE                  8750      0    0
Schulman A Inc                          Com            808194104  248873.51        0          SOLE                 13126      0    0
Silicon Image Inc                       Com            82705t102     263250        0          SOLE                 75000      0    0
Unilever                                Com            904767704   291624.3        0          SOLE                 10910      0    0
Leucadia National                       Com            527288104  309311.54        0          SOLE                 15854      0    0
Abbott Laboratories                     Com            002824100     313426        0          SOLE                  6700      0    0
Southern                                Com            842587107     332800        0          SOLE                 10000      0    0
Trinity Petroleum Trust                 Com            896556107     359580        0          SOLE                  5532      0    0
Wesco Financial                         Com            950817106   442137.6        0          SOLE                  1368      0    0
Wal-Mart                                Com            931142103     519156        0          SOLE                 10800      0    0
Ritchie Bros Auctioneers                Com            767744105   532661.7        0          SOLE                 29235      0    0
Plum Creek Timber                       Com            729251108   592189.5        0          SOLE                 17150      0    0
Cameron International                   Com            13342B105     618693        0          SOLE                 19025      0    0
Nordic American Tanker Shipping         Com            g65773106  619244.05        0          SOLE                 22045      0    0
Morgan Stanley                          Com            617446448  636998.45        0          SOLE                 27445      0    0
Weingarten Realty Investors             Com            948741103  654843.75        0          SOLE                 34375      0    0
Copano Energy                           Com            217202100     663642        0          SOLE                 24150      0    0
Weingarten Realty 8.1% Notes (c091514)  Com            948741848   701020.5        0          SOLE                 31450      0    0
Medtronic                               Com            585055106   701099.1        0          SOLE                 19330      0    0
Diageo PLC-Sponsored ADR                Com            25243q205   732489.5        0          SOLE                 11675      0    0
JP Morgan Chase                         Com            46625h100   738694.8        0          SOLE                 20205      0    0
Laboratory Crp of Amer                  Com            50540r409     753500        0          SOLE                 10000      0    0
Arch Coal                               Com            039380100   812606.2        0          SOLE                 41020      0    0
Magellan Midstream Partners LP          Com            559080106  861368.75        0          SOLE                 18425      0    0
Southern Cal Edison 6.05% Var Rate Pfd  Com            842400756  864270.43        0          SOLE                  8640      0    0
St Jude Medical                         Com            790849103   928234.8        0          SOLE                 25720      0    0
Chevron                                 Com            166764100     981052        0          SOLE                 14457      0    0
Xilinx                                  Com            983919101  1016967.6        0          SOLE                 40260      0    0
BP PLC ADR                              Com            055622104 1135157.28        0          SOLE                 39306      0    0
Citigroup                               Com            172967101  1192897.6        0          SOLE                317260      0    0
Public Storage Series M (c010912@25)    Com            74460d232    1207038        0          SOLE                 49550      0    0
NorthWestern Corp                       Com            668074305    1222754        0          SOLE                 46670      0    0
Verizon                                 Com            92343v104    1258098        0          SOLE                 44900      0    0
Hershey                                 Com            427866108 1274171.12        0          SOLE                 26584      0    0
US Bancorp Float Rate Pfd               Com            902973155  1298962.5        0          SOLE                 64625      0    0
3.5%min(c041511)
General Electric                        Com            369604103    1333244        0          SOLE                 92458      0    0
NuStar Energy LP                        Com            67058h102 1533747.75        0          SOLE                 26725      0    0
Thermo Fisher Scientific                Com            883556102  1625026.5        0          SOLE                 33130      0    0
Emerson Electric                        Com            291011104 1738512.48        0          SOLE                 39792      0    0
Cyberonics                              Com            23251P102    1773632        0          SOLE                 74900      0    0
Western Gas Partners LP                 Com            958254104    1847262        0          SOLE                 83210      0    0
Waste Management                        Com            94106L109  2034475.8        0          SOLE                 65020      0    0
3M                                      Com            88579Y101 2053503.03        0          SOLE                 25997      0    0
Apple Computer                          Com            037833100 2119894.84        0          SOLE                  8428      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow) Com            94979b204 2139942.25        0          SOLE                 93325      0    0
Boston Beer Co - Cl A                   Com            100557107 2239677.25        0          SOLE                 33205      0    0
Canadian Natural Resources              Com            136385101  2269276.7        0          SOLE                 68290      0    0
Enterprise Products Partners            Com            293792107 2318644.98        0          SOLE                 65554      0    0
Pepsico                                 Com            713448108  2479811.7        0          SOLE                 40686      0    0
Applied Materials                       Com            038222105  2508874.5        0          SOLE                208725      0    0
Sempra Energy                           Com            816851109    2624919        0          SOLE                 56100      0    0
CVS                                     Com            126650100 2671960.92        0          SOLE                 91131      0    0
Metabolix                               Com            591018809 2832020.55        0          SOLE                197905      0    0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- ---------- ----------------- ---------- -------- ------------------
                                                                            SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------------- -------------- --------- ---------- -------- --- ---- ---------- -------- ------ ------ ----
Symantec                                Com            871503108 2935231.36        0          SOLE                211472      0    0
Tractor Supply                          Com            892356106 3314024.35        0          SOLE                 54355      0    0
Itron                                   Com            465741106  3384026.8        0          SOLE                 54740      0    0
Altera                                  Com            021441100  3572391.9        0          SOLE                143990      0    0
Waters                                  Com            941848103    3660079        0          SOLE                 56570      0    0
BorgWarner                              Com            099724106  3779554.8        0          SOLE                101220      0    0
Rogers                                  Com            775109200  3841765.2        0          SOLE                117270      0    0
Calpine                                 Com            131347304  3841948.8        0          SOLE                302040      0    0
Monsanto                                Com            61166w101 3858260.72        0          SOLE                 83476      0    0
Scotts Miracle Gro Co                   Com            810186106 3874106.35        0          SOLE                 87235      0    0
Coca Cola                               Com            191216100 3878335.72        0          SOLE                 77381      0    0
Marathon Oil                            Com            565849106 3961643.25        0          SOLE                127425      0    0
BE Aerospace                            Com            073302101  4054304.9        0          SOLE                159430      0    0
Wells Fargo                             Com            949746101  4143436.8        0          SOLE                161853      0    0
FMC Corp                                Com            302491303 4221966.45        0          SOLE                 73515      0    0
Google Cl A                             Com            38259p508  4316904.9        0          SOLE                  9702      0    0
Goldman Sachs                           Com            38141g104 4444670.93        0          SOLE                 33859      0    0
Cisco                                   Com            17275R102  4445052.9        0          SOLE                208590      0    0
Berkshire Hathaway Inc Cl B             Com            084670702 4500492.75        0          SOLE                 56475      0    0
Hain Celestial Group                    Com            405217100 4501016.18        0          SOLE                223154      0    0
Dow Chemical                            Com            260543103  4571674.2        0          SOLE                192735      0    0
Bruker                                  Com            116794108  4595385.6        0          SOLE                377910      0    0
Gilead Sciences                         Com            375558103  4610831.4        0          SOLE                134505      0    0
Ultra Petroleum Corp                    Com            903914109 4847808.75        0          SOLE                109555      0    0
Celgene                                 Com            151020104 4990727.28        0          SOLE                 98204      0    0
Costco Wholesale                        Com            22160k105 5058889.95        0          SOLE                 92265      0    0
Vodafone PLC ADR                        Com            92857w209 5063777.94        0          SOLE                244982      0    0
Procter & Gamble                        Com            742718109 5249989.42        0          SOLE                 87529      0    0
Cummins                                 Com            231021106  5579035.8        0          SOLE                 85660      0    0
Exxon Mobil                             Com            30231G102    5734527        0          SOLE                100482      0    0
Sociedad Quimica y Minera de Chile SA   Com            833635105 6131495.25        0          SOLE                188025      0    0
Greenlight Capital                      Com            G4095J109 6194346.95        0          SOLE                245905      0    0
Varian Medical Systems                  Com            92220p105 6315842.24        0          SOLE                120808      0    0
Schlumberger                            Com            806857108 6561829.82        0          SOLE                118573      0    0
Johnson & Johnson                       Com            478160104 6774168.06        0          SOLE                114700      0    0
Life Technologies                       Com            53217v109 6815387.25        0          SOLE                144241      0    0
Bank of America                         Com            060505104 6827589.36        0          SOLE                475128      0    0
Teva Pharmaceutical ADR                 Com            881624209 7162402.35        0          SOLE                137765      0    0
Microsoft                               Com            594918104 7603263.33        0          SOLE                330433      0    0
Halliburton                             Com            406216101    7975804        0          SOLE                324880      0    0
Qualcomm                                Com            747525103 8214663.28        0          SOLE                250142      0    0
Novartis AG ADR                         Com            66987v109  8276491.2        0          SOLE                171285      0    0
American Tower Corp Cl A                Com            029912201  8683952.5        0          SOLE                195145      0    0